ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of principal subsidiaries

Subsidiaries	Date of incorporation	Place of incorporation	Ownership	Principal activities
Belite Bio Holdings Corp. (“Belite Holding”)	June 10, 2016	The United States of America	100% owned by Belite	Investment holding
Belite Bio, LLC (“Belite USA”)	June 10, 2016	The United States of America	100% owned by Belite Holding	Research and development
RBP4 Pty Ltd (“RBP4”)	August 13, 2018	Australia	100% owned by Belite Holding	Clinical trial activities
Belite Bio (HK) Limited (“Belite HK”)	June 10, 2021	Hong Kong	100% owned by Belite	Clinical trial activities
Belite Bio (Shanghai) Limited (“Belite Shanghai”)	August 12, 2021	China	100% owned by Belite HK	Clinical trial activities